CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings/(loss)	CAD 2,309	CAD (159)	CAD 1,608
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(138)	198	(833)
Change in unrealized gains/(loss) on net investment hedges	166	(903)	(270)
Other comprehensive income from equity investees		30	10
Reclassification to earnings of realized cash flow hedges	98	(191)	76
Reclassification to earnings of unrealized cash flow hedges	18	(121)	158
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	17	21	15
Actuarial gains/(loss) on pension plans and other postretirement benefits	(34)	51	(191)
Change in foreign currency translation adjustment	(712)	3,347	1,238
Reclassification to earnings of derecognized cash flow hedges		(247)
Other comprehensive income/(loss), net of tax	(585)	2,185	203
Comprehensive income	1,724	2,026	1,811
Comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(229)	292	(242)
Comprehensive income attributable to Enbridge Inc.	1,495	2,318	1,569
Preference share dividends	(293)	(288)	(251)
Comprehensive income attributable to Enbridge Inc. common shareholders	CAD 1,202	CAD 2,030	CAD 1,318